SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Accrued expenses	$ 1,011,720	$ 723,633
Other prepaid income		690,154
Sundry payables	610,738	629,004
VAT	374,926	288,432
Other taxation payable	69,546	87,982
Total	$ 2,066,930	$ 2,419,205